CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Net revenues	$ 585,396	¥ 3,819,712	¥ 1,549,354	¥ 132,613
Cost of revenues	(351,288)	(2,292,153)	(968,410)	(73,366)
Gross profit	234,108	1,527,559	580,944	59,247
Operating expenses:
Selling expenses (including sharebased compensation expenses of RMB27, RMB6,250 and RMB142,325 allocated from the Parent and corporate expenses allocated to the Parent of nil, RMB1,197 and RMB1,744 for the period from January 2, 2018 (date of inception) to December 31, 2018, and the years ended December 31, 2019 and 2020, respectively)	(67,916)	(443,154)	(359,404)	(34,286)
General and administrative expenses (including sharebased compensation expenses of RMB6,772, RMB45,205 and RMB593,473 allocated from the Parent and corporate expenses allocated to the Parent of nil, RMB3,764 and RMB7,298 for the period from January 2, 2018 (date of inception) to December 31, 2018, and the years ended December 31, 2019 and 2020, respectively)	(118,310)	(771,971)	(133,221)	(20,685)
Research and development expenses (including sharebased compensation expenses of RMB3, RMB1,259 and RMB193,300 allocated from the Parent and corporate expenses allocated to the Parent of nil, RMB1,158 and RMB2,931 for the period from January 2, 2018 (date of inception) to December 31, 2018, and the years ended December 31, 2019 and 2020, respectively)	(45,867)	(299,285)	(31,933)	(2,065)
Total operating expenses	(232,093)	(1,514,410)	(524,558)	(57,036)
Income from operations	2,015	13,149	56,386	2,211
Other income:
Interest (expenses)/income, net	4,967	32,407	745	(107)
Investment income	3,119	20,352
Others, net	5,599	36,523	16,541	(6)
Income before income tax	15,700	102,431	73,672	2,098
Income tax expense	(35,331)	(230,532)	(25,924)	(2,385)
Net (loss)/income	(19,631)	(128,101)	47,748	(287)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	22	141	(805)	(14)
Total other comprehensive (loss)/income	22	141	(805)	(14)
Total comprehensive (loss)/income	$ (19,609)	¥ (127,960)	¥ 46,943	¥ (301)
Net (loss)/income per ordinary share
- Basic | (per share)	$ (0.0140)	¥ (0.089)	¥ 0.0330	¥ (0.0002)
- Diluted | (per share)	$ (0.0140)	¥ (0.089)	¥ 0.0330	¥ (0.0002)
Weighted average number of ordinary shares
-Basic	1,436,815,570	1,436,815,570	1,436,815,570	1,193,962,880
-Diluted	1,436,815,570	1,436,815,570	1,436,815,570	1,193,962,880